SHARE CAPITAL (Details 2) (CAD)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	16,000,000	18,000,000	17,000,000	22,000,000
Weighted average number of shares outstanding diluted
Weighted average shares outstanding	806,000,000	770,000,000	797,000,000	763,000,000
Effect of dilutive options (in shares)	11,000,000	13,000,000	12,000,000	12,000,000
Diluted weighted average shares outstanding	817,000,000	783,000,000	809,000,000	775,000,000
Stock options
Antidilutive securities
Antidilutive securities excluded from the diluted earnings per share calculation (in shares)	6,353,550		6,353,550
Weighted average exercise price of antidilutive securities (in canadian dollars per share)	44.85		44.85